Related Party Transactions (Details) - USD ($)	1 Months Ended
	Feb. 23, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Advances from related party		$ 28,404	$ 28,440	$ 41,174
Related party transactions, description	the Company entered into certain securities purchase agreements with several non-U.S. investors (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers, an aggregate of up to 3,320,000 shares of common stock of the Company, at $11.522 per share. One of the purchasers is the Company’s CEO (who is also the Company’s Chairman), who purchased 1,000,000 common shares of the Company. In April 2021, the Company’s CEO amended the number of shares that he would purchase from 1,000,000 shares to 940,000 shares. In April 2021 the Company returned to the Company’s CEO the $691,320 in extra proceeds that had been received earlier .